RESTRUCTURING AND INTEGRATION COSTS - Other Restructuring and Integration-Related Costs (Excluding Salix) (Details) - Other Restructuring, Integration-related and Other Costs - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cost-rationalization and integration initiatives
Restructuring costs	$ 45	$ 82	$ 160
Integration consulting, duplicate labor, transition service, and other	16	48	103
Severance costs	16	24	47
Facility closure costs	13	9	9
Restructuring payments	71	62	179
Remaining restructuring liabilities	$ 29
Other costs, including non-personnel manufacturing integration costs		$ 1	$ 1